CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Revenues	$ 6	$ 388	$ 681
Cost of sales	995	647	490
Gross loss	(989)	(259)	191
Operating expenses:
Research and development expenses, net	252,424	29,589	7,038
Selling, general and administrative expenses	262,083	38,250	7,178
Total operating expenses	514,507	67,839	14,216
Operating loss	(515,496)	(68,098)	(14,025)
Income from warrants remeasurement	11,024	0	0
Financial income, net	423	385	1,830
Net loss before income tax	(504,049)	(67,713)	(12,195)
Income tax expense	1,281	0	0
Net loss	(505,330)	(67,713)	(12,195)
Net comprehensive loss	$ (505,330)	$ (67,713)	$ (12,195)
Weighted average number of ordinary shares and preferred shares used in computing basic net loss per share (in shares) | shares	235,612,764	155,930,380	126,592,395
Weighted average number of ordinary shares and preferred shares used in computing diluted net loss per share (in shares) | shares	235,612,764	155,930,380	126,592,395
Ordinary shares - Class A
Operating expenses:
Basic net loss per share (in USD per share) | $ / shares	$ (2.14)	$ (0.43)	$ (0.10)
Diluted net loss per share (in USD per share) | $ / shares	$ (2.14)	$ (0.43)	$ (0.10)